Segmented Information	6 Months Ended
May 31, 2022
Segmented Information
Segmented Information

14. Segmented information

The Company’s operations comprise a single reportable segment engaged in the research, development and manufacture of novel and generic controlled-release and targeted-release oral solid dosage drugs. As the operations comprise a single reportable segment, amounts disclosed in the financial statements for revenue, loss for the period, depreciation and total assets also represent segmented amounts. In addition, all of the Company’s long-lived assets are in Canada. The Company’s license and commercialization agreement with Par accounts for substantially all of the revenue of the Company.

	Three months ended		Six months ended
	May 31,	May 31,	May 31,	May 31,
	2022	2021	2022	2021
	$	$	$	$
Revenue
United States	-	93,427	16,978	93,427

			May 31,	November 30,
			2022	2021
			$	$
Total assets
Canada			1,881,583	2,096,425

Total property and equipment
Canada			891,153	994,109
	For the three months ended
	February 28,	February 28,
	2022	2021

Revenue
United States	66,433	-
Canada	16,978	-

	As at
	February 28,	November 30,
	2022	2021
Total assets
Canada	1,889,571	2,096,425

Total property and equipment
Canada	942,631	994,109